Subsequent Events		9 Months Ended	12 Months Ended
	Dec. 31, 2023	Sep. 30, 2024	Nov. 30, 2024
Subsequent Events [Abstract]
Subsequent Events

Note 5 — Subsequent Events

In preparing the accompanying financial statements, the Company considered disclosures of events occurring after December 31, 2023, until the issuance of the financial statements. Based on this review, the Company identified the following subsequent event:

Business Combination

On September 5, 2024, EVGR entered into the Merger Agreement, which was subsequently amended and restated on September 18, 2024, by and among EVGR, PubCo, Evergreen Merger Sub Inc. (“Merger Sub”), Forekast Limited (“Forekast”) and FISB (“FISB”). Pursuant to the Merger Agreement, the Business Combination will be effected in two steps: (i) EVGR will reincorporate in the Cayman Islands by merging with and into PubCo as a result of the Reincorporation Merger; (ii) Merger Sub will merge with and into Forekast resulting in Forekast being a wholly-owned subsidiary of PubCo. The board of directors of EVGR has unanimously (i) approved and declared advisable the Merger Agreement, the Business Combination and the other transactions contemplated thereby and (ii) resolved to recommend approval of the Merger Agreement and related matters by the shareholders of EVGR.

The aggregate consideration for the Acquisition Merger is $105,000,000, payable in the form of 10,500,000 newly issued PubCo Ordinary Shares (the “Closing Payment Shares”) valued at $10.00 per share to Forekast and its shareholders. At the closing of the Acquisition Merger (the “Closing”), the issued and outstanding shares in Forekast held by the former Forekast shareholders will be cancelled and cease to exist, in exchange for the issuance of the Closing Payment Shares.

At the Closing, without any further action on the part of EVGR, PubCo, Merger Sub, Forekast or FISB, each ordinary share of Forekast issued and outstanding immediately prior to the Closing shall be canceled and automatically converted into the right to receive, without interest, a number of PubCo Ordinary Shares equal in value to the quotient of the Closing Payment Shares divided by the fully diluted capitalization of Forekast. No certificates or scrip representing fractional PubCo Ordinary Shares will be issued pursuant to the Business Combination.

Advances – Related Party

From January 1, 2024 until the issuance of the financial statements, the Parent has advanced $79,739 and the Parents’s Sponsor Evergreen LLC has advanced $3,801, to the Company. The amounts are unsecured, interest free and due on demand.

Note 6 — Subsequent Events

In preparing the accompanying financial statements, the Company considered disclosures of events occurring after September 30, 2024, until the issuance of the financial statements. Based on this review, the Company identified the following subsequent event:

From October 1, 2024 until the issuance of the financial statements, the Parent has advanced $20,799 to the Company. The total amount due to related party is $86,406. The amounts are unsecured, interest free and due on demand.

Note 8 – Subsequent Events

In accordance with ASC Topic 855, “Subsequent Events”, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before consolidated financial statements are issued, the Company has evaluated all events or transactions that occurred up to the date the consolidated financial statements were available to issue. Based upon this review, the Company identified the following subsequent events:

The Company deposited $80,000 on December 9, 2024 in the Company’s Trust Account to extended the period of time from December 11, 2024 to January 11, 2025 to complete the business combination.

The Company deposited $80,000 on January 10, 2024 in the Company’s Trust Account to extended the period of time from January 11, 2025 to February 11, 2025 to complete the business combination

Subsequent to the approval by the shareholders of the Company of the Amendment to EVGR’s Amended and Restated Memorandum and Articles of Association (the “Charter Amendment”), on January 28, 2025, EVGR filed the Charter Amendment with the Registrar of Companies in the Cayman Islands. Pursuant to the Charter Amendment, EVGR has the right to extend the date by which it has to consummate a business combination up to six (6) times for an additional one (1) month each time from February 11, 2025 to August 11, 2025 (as extended, the “Extended Date”) by depositing into the trust account, for each one-month extension, $0.05 for each Class A ordinary share issued and outstanding after giving effect to the redemption. In connection with the Charter Amendment, the EVGR’s shareholders elected to redeem an aggregate of 2,456,657 ordinary shares at a price of approximately $12.00 per share, in an aggregate principal amount of $29,476,971. Following the redemptions, there were 2,207,300 Class A Ordinary Shares outstanding held by public shareholders.

On January 30, 2025, the Company issued an unsecured, non-interest bearing promissory note in the principal amount of up to $500,000 to Evergreen LLC, the Company’s sponsor for extension and working capital purpose.

On February 12, 2025, EVGR’s securities were suspended on Nasdaq with immediate effect after EVGR gave notice that it would be unable to regain compliance with Nasdaq’s continued listing requirements. On February 12, 2025, EVGR Class A ordinary shares, warrants and units were listed and began trading on the Pink Current tier of the OTC Markets. EVGR’s Class A ordinary shares, warrants and units are listed under the symbols “EGSVF,” “EGRVF,” and “EGUVF,” respectively.

The Company deposited $110,365 on February 10, 2025 in the Company’s Trust Account to extend the period of time from February 11, 2025 to March 11, 2025 to complete the business combination.

On March 7, 2025, EVGR issued an unsecured amended and restated convertible promissory note (the “Sponsor Promissory Note”) to fund EVGR’s working capital needs of the Sponsor in the principal amount of $7,120,000. The Sponsor Promissory Note amended and replaced all of EVGR’s promissory notes previously issued to the Sponsor. The Sponsor Promissory Note will become due and payable on the date that is six months following the closing of the Business Combination, or may, at the option of the Sponsor, is convertible into Private Units at a conversion price of $10.00 per unit at any time prior to the maturity date.